Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Schedule of information on the Company's direct and indirect subsidiaries

The table below outlines the information on the Parent Company’s direct and indirect subsidiaries:

		December 31,2025		December 31,2024		December 31,2023
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T P. Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
CINQ Inc.(a)	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	100%
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC	United States	-	100%	-	100%	-	100%
CI&T FinTech Services, Inc.	United States	-	100%	-	100%	-	100%
CI&T Holding Company Ltd	United Kingdom	100%	-	100%	-	100%	-
CI&T Digital Ltd	United Kingdom	-	100%	-	100%	-	100%
Somo Global Inc.	United States	-	100%	-	100%	-	100%
Somo Global SAS	Colombia	-	100%	-	100%	-	100%
CI&T Philippines, Inc	Philippines	-	100%	-	100%	-	-
CI&T SG PTE. LTD.	Singapore	-	100%	-	100%	-	-
CIANDT MEX(b)	Mexico	-	100%	-	-	-	-
Ideonyx Ltd (in liquidation)	United Kingdom	-	100%	-	100%	-	100%
Somo Ltd (dormant)	United Kingdom	-	100%	-	100%	-	100%
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	100%	-	100%	-	100%	-

(a)	As of December 31, 2025, CINQ is inactive and in the process of closing its activities.
(b)	In 2025, CIANDT MEX was incorporated as a direct subsidiary of CI&T Holding Company Ltd. As of December 31, 2025, the subsidiary is non-operational.

Schedule of estimated useful lives of property and equipment	The estimated useful lives of property and equipment for current and comparative periods are as follows:
IT equipment	2 - 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 - 8 years

Schedule of estimated useful lives of intangible assets	The estimated useful lives of intangible assets for current and comparative periods are as follows:
Software	3 - 5 years
Customer relationship	4 - 19 years
Non-compete agréement	5 years
Other	20 years